Management Risks - Summary of Funding from Clients (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Sources of Funding [Line Items]
Deposits	R$ 402,938	R$ 329,414
Subordinated debt	42,687
Total	R$ 622,100	R$ 612,700
Percentage of funding from clients	100.00%	100.00%
ITAU UNIBANCO HOLDING [Member]
Disclosure of Sources of Funding [Line Items]
Deposits	R$ 402,938	R$ 329,414
Demand deposits	68,973	61,133
Savings deposits	119,980	108,250
Time deposits	211,800	156,274
Other	2,185	3,757
Funds from acceptances and issuance of securities	107,581	93,711
Funds from own issue	58,837	132,149
Subordinated debt	52,696	57,420
Total	622,052	612,694
0-30 days [Member]
Disclosure of Sources of Funding [Line Items]
Total	277,500
0-30 days [Member] | ITAU UNIBANCO HOLDING [Member]
Disclosure of Sources of Funding [Line Items]
Deposits	216,842	201,113
Demand deposits	68,973	61,133
Savings deposits	119,980	108,250
Time deposits	27,798	30,554
Other	91	1,176
Funds from acceptances and issuance of securities	6,820	3,091
Funds from own issue	2,570	2,561
Subordinated debt	1,315	628
Total	227,547	207,393
Demand deposits [Member]
Disclosure of Sources of Funding [Line Items]
Deposits	R$ 68,973	R$ 61,133
Percentage of funding from clients	11.10%	10.00%
Savings deposits [Member]
Disclosure of Sources of Funding [Line Items]
Deposits	R$ 119,980	R$ 108,250
Percentage of funding from clients	19.30%	17.70%
Time deposits [Member]
Disclosure of Sources of Funding [Line Items]
Deposits	R$ 211,800	R$ 156,274
Percentage of funding from clients	34.00%	25.50%
Other [Member]
Disclosure of Sources of Funding [Line Items]
Deposits	R$ 3
Percentage of funding from clients	0.40%	0.60%
Security Deposits [Member]
Disclosure of Sources of Funding [Line Items]
Percentage of funding from clients	17.30%	15.30%
Issued debt [Member]
Disclosure of Sources of Funding [Line Items]
Percentage of funding from clients	9.50%	21.60%
Subordinated debt [Member]
Disclosure of Sources of Funding [Line Items]
Percentage of funding from clients	8.50%	9.40%